CANTOR FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

COMMON STOCKS - 91.5%	Shares	Value
Communications - 6.1%
AT&T, Inc.	24,000	$503,040
Comcast Corporation - Class A	7,500	294,300
Paramount Global - Class B	19,500	481,260
Verizon Communications, Inc.	12,000	609,000
		1,887,600
Consumer Discretionary - 6.0%
Genuine Parts Company (a)	5,500	731,500
Hanesbrands, Inc.	40,000	411,600
Kohl’s Corporation	7,000	249,830
Tapestry, Inc. (a)	15,000	457,800
		1,850,730
Consumer Staples - 9.9%
J.M. Smucker Company (The) (a)	2,700	345,627
Kellogg Company (a)	10,500	749,070
Kimberly-Clark Corporation (a)	3,500	473,025
Mondelēz International, Inc. - Class A	5,000	310,450
Philip Morris International, Inc.	5,300	523,322
Tyson Foods, Inc. - Class A (a)	7,600	654,056
		3,055,550
Energy - 7.5%
Chevron Corporation (a)	4,800	694,944
ConocoPhillips (a)	4,500	404,145
Exxon Mobil Corporation (a)	8,000	685,120
Shell plc - ADR	10,000	522,900
		2,307,109
Financials - 16.5%
Bank of New York Mellon Corporation (The)	6,000	250,260
JPMorgan Chase & Company	5,500	619,355
KeyCorp	30,200	520,346
Lincoln National Corporation (a)	8,500	397,545
M&T Bank Corporation	2,950	470,201
MetLife, Inc.	9,000	565,110
Prudential Financial, Inc.	6,000	574,080
Truist Financial Corporation	11,000	521,730
U.S. Bancorp	14,200	653,484
Wells Fargo & Company	13,500	528,795
		5,100,906
Health Care - 13.9%
Bristol-Myers Squibb Company (a)	7,800	600,600
CVS Health Corporation	9,000	833,940
Johnson & Johnson (a)	4,100	727,791

CANTOR FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Health Care - 13.9% (Continued)
Medtronic plc	5,500	$493,625
Merck & Company, Inc. (a)	9,400	856,998
Organon & Company	9,500	320,625
Pfizer, Inc.	9,000	471,870
		4,305,449
Industrials - 6.6%
Emerson Electric Company	7,000	556,780
Lockheed Martin Corporation	800	343,968
Raytheon Technologies Corporation (a)	9,200	884,212
Stanley Black & Decker, Inc.	2,500	262,150
		2,047,110
Materials - 2.9%
Dow, Inc.	10,600	547,066
Nucor Corporation (a)	3,500	365,435
		912,501
Real Estate - 2.8%
Simon Property Group, Inc.	5,500	522,060
Ventas, Inc. (a)	6,900	354,867
		876,927
Technology - 14.2%
Broadcom, Inc. (a)	1,800	874,458
Cisco Systems, Inc.	14,000	596,960
Fidelity National Information Services, Inc.	7,000	641,690
HP, Inc. (a)	20,500	671,990
Intel Corporation	12,500	467,625
International Business Machines Corporation	6,000	847,140
Skyworks Solutions, Inc.	3,000	277,920
		4,377,783
Utilities - 5.1%
Atmos Energy Corporation (a)	4,500	504,450
Duke Energy Corporation	2,300	246,583
National Fuel Gas Company	5,500	363,275
PPL Corporation	16,800	455,784
		1,570,092

Total Common Stocks (Cost $22,559,018)		$28,291,757

CANTOR FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 9.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 1.21% (b) (Cost $2,775,174)	2,775,174	$2,775,174

Total Investments at Value - 100.5% (Cost $25,334,192)		$31,066,931

Liabilities in Excess of Other Assets - (0.5%)		(163,311)

Net Assets - 100.0%		$30,903,620

ADR- American Depositary Receipt.

(a)	Security covers a written call option.

(b)	The rate shown is the 7-day effective yield as of June 30, 2022.

CANTOR FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF OPEN OPTION CONTRACTS
June 30, 2022 (Unaudited)

COVERED WRITTEN CALL		Notional	Strike	Expiration	Value of
OPTIONS	Contracts	Value	Price	Date	Options
Atmos Energy Corporation	25	$280,250	$120.00	10/24/22	$10,250
Bristol-Myers Squibb Company	45	346,500	80.00	09/19/22	9,045
Broadcom, Inc.	8	388,648	700.00	07/18/22	120
Chevron Corporation	25	361,950	175.00	08/22/22	2,125
ConocoPhillips	25	224,525	110.00	08/22/22	2,550
Exxon Mobil Corporation	15	128,460	100.00	11/21/22	4,995
Genuine Parts Company	28	372,400	150.00	12/19/22	14,000
HP, Inc.	100	327,800	45.00	11/21/22	2,800
J.M. Smucker Company (The)	27	345,627	155.00	07/18/22	675
Johnson & Johnson	20	355,020	190.00	11/21/22	7,400
Kellogg Company	35	249,690	70.00	09/19/22	13,650
Kellogg Company	40	285,360	80.00	12/19/22	5,600
Kimberly-Clark Corporation	35	473,025	150.00	07/18/22	1,050
Lincoln National Corporation	65	304,005	85.00	07/18/22	1,625
Merck & Company, Inc.	50	455,850	95.00	10/24/22	16,000
Nucor Corporation	35	365,435	125.00	07/18/22	1,015
Raytheon Technologies Corporation	50	480,550	105.00	08/22/22	4,850
Tapestry, Inc.	150	457,800	37.50	11/21/22	22,500
Tyson Foods, Inc. - Class A	25	215,150	105.00	07/18/22	625
Ventas, Inc.	30	154,290	65.00	08/22/22	600
Total Covered Written Call Options
(Premiums received $319,992)		$6,572,335			$121,475

The average monthly notional value of written option contracts during the three months ended June 30, 2022 was $6,834,007.

CANTOR FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

COMMON STOCKS - 72.7%	Shares	Value
Communications - 1.0%
Paramount Global - Class B	13,000	$320,840

Consumer Discretionary - 3.8%
Carnival Corporation (a)	5,000	43,250
Ford Motor Company	23,000	255,990
Kohl’s Corporation	5,000	178,450
Tapestry, Inc.	17,000	518,840
TJX Companies, Inc. (The)	3,500	195,475
		1,192,005
Consumer Staples - 7.9%
Archer-Daniels-Midland Company	4,500	349,200
Dollar Tree, Inc. (a)(b)	2,700	420,795
Kellogg Company	7,000	499,380
Philip Morris International, Inc.	3,000	296,220
Target Corporation	1,500	211,845
Tyson Foods, Inc. - Class A (b)	4,000	344,240
Walmart, Inc.	2,800	340,424
		2,462,104
Energy - 6.8%
Chevron Corporation	3,600	521,208
ConocoPhillips	5,000	449,050
Devon Energy Corporation	9,000	495,990
Shell plc - ADR	12,000	627,480
		2,093,728
Financials - 15.2%
Bank of America Corporation	27,000	840,510
Bank of New York Mellon Corporation (The)	6,000	250,260
Capital One Financial Corporation	4,700	489,693
JPMorgan Chase & Company	8,100	912,141
KeyCorp	16,320	281,194
Lincoln National Corporation (b)	8,000	374,160
MetLife, Inc.	9,000	565,110
Travelers Companies, Inc. (The)	3,300	558,129
Wells Fargo & Company (b)	11,000	430,870
		4,702,067
Health Care - 10.6%
Bristol-Myers Squibb Company	6,300	485,100
CVS Health Corporation	6,000	555,960
Johnson & Johnson	3,200	568,032
Merck & Company, Inc.	6,300	574,371

CANTOR FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 72.7% (Continued)	Shares	Value
Health Care - 10.6% (Continued)
Organon & Company	13,800	$465,750
Pfizer, Inc.	12,000	629,160
		3,278,373
Industrials - 6.0%
Eaton Corporation plc	4,000	503,960
FedEx Corporation	2,200	498,762
Quanta Services, Inc.	2,000	250,680
Raytheon Technologies Corporation (b)	3,600	345,996
Trane Technologies plc	2,100	272,727
		1,872,125
Materials - 2.4%
Compass Minerals International, Inc.	5,000	176,950
Freeport-McMoRan, Inc.	5,000	146,300
Nucor Corporation	4,100	428,081
		751,331
Real Estate - 1.4%
Simon Property Group, Inc.	4,500	427,140

Technology - 15.4%
Apple, Inc.	6,000	820,319
Broadcom, Inc. (b)	1,600	777,296
Cisco Systems, Inc.	11,000	469,040
HP, Inc. (b)	21,000	688,380
Intel Corporation	10,500	392,805
International Business Machines Corporation	4,200	592,998
Kyndryl Holdings, Inc. (a)	14,000	136,920
Microsoft Corporation	3,000	770,490
Western Union Company (The)	7,000	115,290
		4,763,538
Utilities - 2.2%
Atmos Energy Corporation	4,000	448,400
PPL Corporation	9,000	244,170
		692,570
Total Common Stocks (Cost $12,392,691)		$22,555,821

CANTOR FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 9.6%	Par Value	Value
Consumer Staples - 1.6%
Kroger Company (The), 3.70%, due 08/01/2027	$500,000	$485,455

Energy - 1.6%
Pioneer Natural Resources Company, 3.95%, due 07/15/2022	500,000	500,075

Financials - 3.2%
American Express Company, 3.40%, due 02/27/2023	500,000	501,676
UNUM Group, 4.00%, due 03/15/2024	500,000	500,235
		1,001,911
Health Care - 1.6%
Elevance Health, Inc., 4.10%, due 03/01/2028	500,000	495,631

Industrials - 1.6%
Norfolk Southern Corporation, 3.85%, due 01/15/2024	500,000	501,248

Total Corporate Bonds (Cost $3,005,974)		$2,984,320

MONEY MARKET FUNDS - 18.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 1.21% (c)	3,132,612	$3,132,612
First American Government Obligations Fund - Class Z, 1.26% (c)	2,497,227	2,497,227
Total Money Market Funds (Cost $5,629,839)		$5,629,839

Total Investments at Value - 100.5% (Cost $21,028,504)		$31,169,980

Liabilities in Excess of Other Assets - (0.5%)		(143,802)

Net Assets - 100.0%		$31,026,178

ADR - American Depositary Receipt.

(a)	Non-income producing security.

(b)	Security covers a written call option.

(c)	The rate shown is the 7-day effective yield as of June 30, 2022.

CANTOR FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF OPEN OPTION CONTRACTS
June 30, 2022 (Unaudited)

COVERED WRITTEN CALL		Notional		Expiration	Value of
OPTIONS	Contracts	Value	Strike Price	Date	Options
Broadcom, Inc.	5	$242,905	$700.00	07/18/22	$75
Dollar Tree, Inc.	27	420,795	185.00	11/21/22	14,040
HP, Inc.	70	229,460	45.00	11/21/22	1,960
Lincoln National Corporation	40	187,080	85.00	07/18/22	1,000
Raytheon Technologies Corporation	14	134,554	105.00	08/22/22	1,358
Tyson Foods, Inc. - Class A	15	129,090	105.00	07/18/22	375
Wells Fargo & Company	50	195,850	65.00	07/18/22	150
Total Covered Written Call Options
(Premiums received $85,855)		$1,539,734			$18,958

The average monthly notional value of written option contracts during the three months ended June 30, 2022 was $1,611,311.